Income Tax (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in tax rate	10%- 25%
Description Of Tax Benefit Period	five to eight years
Limit of benefit entitlement period	12 years
Other Temporary Differences Mainly From R And D Expenses	$ 212,973
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	23.00%	23.00%	23.00%
GERMANY
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate	30.53%	29.79%	29.79%